Property and Equipment, Net - Schedule of Impairment made for Property and Equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)
Schedule of Impairment made for Property and Equipment [Abstract]
Balance		[1]
Impairment made during the period	3,183
Effect of exchange rate differences	3
Balance	$ 3,186	[1]

[1]	Impairment of property and equipment was US$3.2 million for the year ended December 31, 2023, which was recognized on certain property and equipment associated with vehicle manufacturing.